SHORT-TERM BANK LOANS (Details) In Thousands, unless otherwise specified			1 Months Ended		12 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2012 Loan from bank A in Taiwan [Member]	Apr. 30, 2012 Loan from bank A in Taiwan [Member]	Dec. 31, 2011 Loan from bank A in Taiwan [Member] USD ($)	Dec. 31, 2013 Loan from bank A in Taiwan [Member]	Dec. 31, 2012 Loan from bank A in Taiwan [Member]	Mar. 31, 2013 Loan from bank B in Taiwan [Member] USD ($)	Mar. 31, 2013 Loan from bank B in Taiwan [Member] CNY	Jun. 30, 2013 Loan from bank C in Taiwan [Member] USD ($)	Jun. 30, 2013 Loan from bank C in Taiwan [Member] CNY	Sep. 30, 2013 Loan from bank C in Taiwan [Member] First Tranche [Member] USD ($)	Sep. 30, 2013 Loan from bank C in Taiwan [Member] Second Tranche [Member] USD ($)	May 31, 2011 Loan from bank A in Hong Kong [Member] USD ($)	Dec. 31, 2011 Loan from bank A in Hong Kong [Member]	Dec. 31, 2013 Loan from bank A in Hong Kong [Member]	Dec. 31, 2012 Loan from bank A in Hong Kong [Member]	May 31, 2011 Loan from bank A in Hong Kong [Member] First Tranche [Member] USD ($)	Dec. 31, 2011 Loan from bank A in Hong Kong [Member] First Tranche [Member]	May 31, 2011 Loan from bank A in Hong Kong [Member] Second Tranche [Member] USD ($)	Dec. 31, 2011 Loan from bank A in Hong Kong [Member] Second Tranche [Member]	Dec. 31, 2013 Loan from bank B in Hong Kong [Member] USD ($)	Dec. 31, 2012 Loan from bank B in Hong Kong [Member] USD ($)
Short-term Debt [Line Items]
Amount outstanding					$ 6,000			$ 5,000		$ 10,000		$ 5,000	$ 5,000	$ 6,000				$ 3,000		$ 3,000		$ 8,500	$ 8,500
Interest rate spread over LIBOR			1.60%	1.10%	1.20%			1.50%		0.80%		0.80%	0.80%	1.10%	1.90%
Effective interest rate						1.94%	2.08%	2.08%		1.04%					2.29%	2.14%	2.20%					1.15%
Stated interest rate								3.30%		3.30%												1.84%	1.84%
Debt repayment date					May 02, 2013			Mar. 24, 2014				Mar. 05, 2014	Jan. 28, 2014						Feb. 12, 2013		Feb. 19, 2013	Mar. 31, 2014	Dec. 31, 2013
Time deposit																							1,500
Restricted deposits	$ 27,161	$ 10,000						$ 5,422	32,900	$ 11,239	68,200											$ 2,000